Derivative financial instruments and hedging activities - Summary of Derivative-related Credit Risk (Parenthetical) (Detail) - CAD ($) $ in Billions	Oct. 31, 2024	Oct. 31, 2023
Disclosure of credit risk exposure [line items]
Credit valuation adjustment	$ 18	$ 13